As filed with the Securities and Exchange Commission on May 14, 2004.
Registration No. 333-111912 and 811-4603

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[  ] Pre-Effective Amendment No.__    [X] Post-Effective Amendment No.__1__

(Check appropriate box or boxes)

THRIVENT SERIES FUND, INC.
(Exact name of Registrant as Specified in Charter)

625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Address of Principal Executive Offices)

612-340-8492
(Registrant's Telephone Number)

Marlene J. Nogle
625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as possible following the effective date of this Registration Statement.

Title of Securities Being Registered:
Shares of Beneficial Interest

No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

EXPLANATORY NOTE: Registrant is filing this Post-Effective Amendment No. 1 for the purpose of filing an amendment to the articles of incorporation and the opinion of counsel as to tax matters and consequences to shareholders. The Amendment is not intended to amend or delete any part of the registration statement.

PART C - OTHER INFORMATION

Item 15. Indemnification.

Reference is hereby made to Section 4.01 of Registrant's First Amended and Restated Bylaws, included as an exhibit to this Registration Statement, and incorporated by reference herein, which mandates indemnification by Registrant of its directors, officers and certain others under certain conditions. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant, pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director or officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Registrant in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant and its officers, employees, and agents are insured under the fidelity bond required by Rule 17g-1 of the Investment Company Act of 1940.

Item 16. Exhibits.

(1)(a)   Articles of Incorporation  (a)
(1)(b)   Amendment to Articles of Incorporation increasing authorized shares (b)
(1)(c)   Amendment to Articles of Incorporation changing Registrant's name *

(2)      Bylaws  (c)

(3)      Not applicable

(4)      Form of Reorganization Agreement and Plan of Reorganization  (b)

(5)      See (1) above

(6)(a)   Investment Advisory Agreement between Registrant and Thrivent Financial for Lutherans (d)
(6)(b)   Amendment No. 1 effective February 11, 2004 to Investment Advisory Agreement (h)

(7)      Not applicable

(8)      Not applicable

(9)(a)   Custodian Contract between the Registrant and State Street Bank and Trust Company (a)
(9)(b)   Amendment to Custodian Contract dated February 1, 1989 (e)
(9)(c)   Amendment to Custodian Contract dated January 11, 1990  (e)
(9)(d)   Restated Amendment to Custodian Contract dated October 6, 2000 (f)

(10)     Not applicable

(11)     Opinion and consent of counsel as to the legality of the securities being registered (i)

(12)     Form of Opinion of counsel as to tax matters and consequences to shareholders *

(13)(a)  Letter Agreement for Line of Credit (g)
(13)(b)  Administration Contract effective January 1, 2004 between Registrant and Thrivent Financial for Lutherans (h)
(13)(c)  Letter Amendment dated January 30, 2004 to Administration Contract effective January 1, 2004 (h)
(13)(d)  Accounting Services Agreement effective April 1, 2003 (c)
(13)(e)  Amendment No. 1 effective February 1, 2004 to Accounting Services Agreement (h)
(13)(f)  Participation Agreement among Registrant, Thrivent Financial for Lutherans and separate accounts of Thrivent Financial for Lutherans effective December 15, 2003 (h)
(13)(g)  Participation Agreement among Registrant, Thrivent Life Insurance Company and separate accounts of Thrivent Life
         Insurance Company effective December 15, 2003 (h)

(14)     Consent of Independent Accountants (i)

(15)     Not applicable

(16)     Powers of Attorney for F. Gregory Campbell, Herbert F. Eggerding, Jr., Noel K. Estenson, Richard L. Gady,
         Jodi L. Harpstead, Connie M. Levi, Edward W. Smeds, Charles D. Gariboldi and Pamela J. Moret  (i)

(17)     Voting Instruction Form (h)

* Filed herewith

(a) Incorporated by reference from Post-effective Amendment No. 22 to the registration statement of LB Series Fund, Inc., file no. 033-03677, filed April 27, 1998.

(b) Incorporated by reference from initial Form N-14 registration statement of LB Series Fund, Inc., file no. 333-111912, filed January 14, 2004.

(c) Incorporated by reference from Post-effective Amendment No. 29 to the registration statement of LB Series Fund, Inc., file no. 033-03677, filed November 14, 2003.

(d) Incorporated by reference from Post-effective Amendment No. 27 to the registration statement of LB Series Fund, Inc., file no. 033-03677, filed April 30, 2002.

(e) Incorporated by reference from Post-effective Amendment No. 14 to the registration statement of LB Series Fund, Inc., file no. 033-03677, filed November 1, 1995.

(f) Incorporated by reference from the Post-effective Amendment No. 25 to the registration statement of LB Series Fund, Inc., file no. 033-03677, filed April 20, 2001.

(g) Incorporated by reference from Post-effective Amendment No. 24 to the registration statement of LB Series Fund, Inc., file no. 33-3677, filed February 24, 2000.

(h) Incorporated by reference from Pre-effective Amendment No. 1 to the registration statement of LB Series Fund, Inc. on Form N-14, file no. 333-111912, filed February 26, 2004.

(i) Incorporated by reference from Pre-effective Amendment No. 2 to the registration statement of LB Series Fund, Inc. on Form N-14, file no. 333-111912, filedMarch 5, 2004.

Item 17. Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the city of Minneapolis, and the State of Minnesota on the 14th day of May, 2004.

                                                                  THRIVENT SERIES FUND, INC.

                                                                  By: /s/ Marlene J. Nogle
                                                                      ---------------------------------------------
                                                                      Marlene J. Nogle, Assistant Secretary

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                                            Title

*                                                    President
--------------------------------------------
Pamela J. Moret

*                                                    Treasurer and Principal Accounting Officer
--------------------------------------------
Charles D. Gariboldi

*                                                    Director
--------------------------------------------
F. Gregory Campbell

*                                                    Director
--------------------------------------------
Herbert F. Eggerding, Jr.

*                                                    Director
--------------------------------------------
Noel K. Estenson

*                                                    Director
--------------------------------------------
Richard L. Gady

*                                                    Director
--------------------------------------------
Jodi L. Harpstead

*                                                    Director
--------------------------------------------
Connie M. Levi

*                                                    Director
--------------------------------------------
Edward W. Smeds

*Marlene J. Nogle, by signing her name hereto, does hereby sign this document on behalf of each of the above-named directors and officers of Thrivent Series Fund, Inc. pursuant to a power of attorney duly executed by such persons.

Dated: May 14, 2004                               *By: /s/ Marlene J. Nogle
                                                       ------------------------------------------
                                                       Attorney-in-Fact

Exhibit Index

EX-99.1(c)   Amendment to Articles of Incorporation

EX-99.12   Opinion of Tax Counsel